Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ (149,451)	$ 79,896	$ 36,847
Weighted-average number of common shares outstanding - Basic (in shares)	205,417,516	204,003,977	209,136,832
Incremental shares from assumed exercise of stock options (in shares)	0	0	0
Incremental shares from vesting of restricted share units (in shares)	287,965	664,375	983,634
Weighted-average number of common shares outstanding - Diluted (in shares)	205,705,481	204,668,352	210,120,466
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.73)	$ 0.39	$ 0.18
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.73)	$ 0.39	$ 0.18